ACCRUALS AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUALS AND OTHER PAYABLES [abstract]
Due to third parties	¥ 1,586,277				¥ 1,017,309
Due to related parties	490,521				445,922
Total accruals and other payables	¥ 2,076,798	$ 302,058		¥ 1,327,769	¥ 1,463,231

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .